Net loss per common share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Net loss per common share
15.	Net loss per common share

The calculation of basic and diluted loss per share for the year ended December 31, 2021 was based on the loss attributable to common shareholders of $33,892,398 (year ended December 31, 2020 - loss of $1,548,191) and the weighted average number of common shares outstanding of 86,586,505 - (year ended December 31, 2020 of 72,222,861). Diluted loss per share for each of the periods presented did not include the effect of RSU’s, stock options and warrants as they are anti-dilutive.